Other disclosures - Risk Management and Principal Risks - Management VaR (95%, one day) (audited) (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Confidence level used to determine risk adjustment for non-financial risk		95.00%
Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		£ 20	£ 19
High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	27	26
Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	15	14
Credit risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		11	12
Credit risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	16	18
Credit risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	8	8
Interest rate risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		8	8
Interest rate risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	18	15
Interest rate risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	3	4
Equity price risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		7	8
Equity price risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	14	14
Equity price risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	4	4
Basis risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		6	5
Basis risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	8	6
Basis risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	4	3
Spread risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		6	5
Spread risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	9	8
Spread risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	3	3
Foreign exchange risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		3	3
Foreign exchange risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	7	7
Foreign exchange risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	1	2
Commodity risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		1	2
Commodity risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	2	3
Commodity risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	0	1
Inflation risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		3	2
Inflation risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	4	4
Inflation risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	2	1
Diversification effect [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		£ (25)	£ (26)

[1]	Excludes BAGL from 23 July 2018.